Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total		Contributed Surplus [member]	Retained earnings [member]	Accumulated Other Comprehensive Income (Loss) on Fair Value through OCI Securities, net of taxes [member]	Accumulated Other Comprehensive Income (Loss) on Cash Flow Hedges, net of taxes [member]	Accumulated Other Comprehensive Income on Translation of Net Foreign Operations, net of taxes [member]	Accumulated Other Comprehensive Income on Pension and Other Employee Future Benefit Plans, net of taxes [member]	Accumulated Other Comprehensive (Loss) on Own Credit Risk on Financial Liabilities Designated at Fair Value, net of taxes [member]	Total accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-Controlling Interest in Subsidiaries [member]	Preferred shares and other equity instruments [member]	Common shares [member]
Balance at beginning of period at Oct. 31, 2021			$ 313	$ 35,497	$ 171	$ 185	$ 2,269	$ 285	$ (354)				$ 5,558	$ 13,599
Statement [Line Items]
Issued during the period													1,250
Redeemed during the period													(1,100)
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan														647
Issued under the Stock Option Plan														55
Repurchased for cancellation and/or treasury shares sold/purchased														(15)
Issued for acquisitions (Notes 5 and 12)														3,106
Stock option expense, net of options exercised			2
Net income attributable to bank shareholders	$ 9,054			9,054
Dividends on preferred shares and distributions payable on other equity instruments				(154)
Dividends on common shares				(2,694)
Equity issue expense and premium paid on redemption of preferred shares				(50)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period					(302)
Unrealized gains (losses) on fair value through OCI equity securities arising during the period					1
Reclassification to earnings of (gains) during the period	(30)	[1]			(30)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	(2,365)	[2]				(2,365)
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges during the period (Note 12)	(329)	[3]				(329)
Unrealized gains (losses) on translation of net foreign operations	1,053						1,053
Unrealized gains (losses) on hedges of net foreign operations	(217)	[4]					(217)
Gains (losses) on remeasurement of pension and other employee future benefit plans	511	[5]						511
Reclassification to earnings of net losses related to divestitures	29	[6]					29
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	1,019	[7]							1,019
Balance at End of Period at Jul. 31, 2022	66,994		315	41,653	(160)	(2,509)	3,134	796	665	$ 1,926	$ 66,994		5,708	17,392
Balance at beginning of period at Apr. 30, 2022			318	41,275	(149)	(2,975)	3,236	891	250				5,708	17,038
Statement [Line Items]
Issued during the period													500
Redeemed during the period													(500)
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan														346
Issued under the Stock Option Plan														12
Repurchased for cancellation and/or treasury shares sold/purchased														(4)
Stock option expense, net of options exercised			(3)
Net income attributable to bank shareholders	1,365			1,365
Dividends on preferred shares and distributions payable on other equity instruments				(47)
Dividends on common shares				(938)
Equity issue expense and premium paid on redemption of preferred shares				(2)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period					(2)
Unrealized gains (losses) on fair value through OCI equity securities arising during the period					(1)
Reclassification to earnings of (gains) during the period	(8)	[1]			(8)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	546	[2]				546
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges during the period (Note 12)	(80)	[3]				(80)
Unrealized gains (losses) on translation of net foreign operations	(77)						(77)
Unrealized gains (losses) on hedges of net foreign operations	(25)	[4]					(25)
Gains (losses) on remeasurement of pension and other employee future benefit plans	(95)	[5]						(95)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	415	[7]							415
Balance at End of Period at Jul. 31, 2022	66,994		315	41,653	(160)	(2,509)	3,134	796	665	1,926	66,994		5,708	17,392
Balance at beginning of period at Oct. 31, 2022	71,038		317	45,117	(359)	(5,129)	5,168	944	928				6,308	17,744
Statement [Line Items]
Issued during the period													650
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan														1,170
Issued under the Stock Option Plan														47
Issued to align capital position with increased regulatory requirements as announced by OSFI (Note 5)														3,360
Issued for acquisitions (Notes 5 and 12)												$ 16		153
Stock option expense, net of options exercised			12
Net income attributable to bank shareholders	2,760			2,755
Dividends on preferred shares and distributions payable on other equity instruments				(206)
Dividends on common shares				(3,089)
Equity issue expense and premium paid on redemption of preferred shares				(73)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period					169
Reclassification to earnings of (gains) during the period	(27)	[1]			(27)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	(742)	[2]				(742)
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges during the period (Note 12)	595	[3]				595
Unrealized gains (losses) on translation of net foreign operations	(1,411)						(1,411)
Unrealized gains (losses) on hedges of net foreign operations	111	[4]					111
Net discount on sale of treasury shares				(4)
Gains (losses) on remeasurement of pension and other employee future benefit plans	(11)	[5]						(11)
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(325)	[7]							(325)
Net income attributable to non-controlling interest	5											5
Other			1
Balance at End of Period at Jul. 31, 2023	74,194		330	44,500	(217)	(5,276)	3,868	933	603	(89)	74,173	21	6,958	22,474
Balance at beginning of period at Apr. 30, 2023	76,085		327	44,143	(217)	(3,888)	5,104	885	692			19	6,958	22,062
Statement [Line Items]
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan														405
Issued under the Stock Option Plan														8
Repurchased for cancellation and/or treasury shares sold/purchased														(1)
Stock option expense, net of options exercised			2
Net income attributable to bank shareholders	1,454			1,452
Dividends on preferred shares and distributions payable on other equity instruments				(41)
Dividends on common shares				(1,054)
Unrealized gains (losses) on fair value through OCI debt securities arising during the period					4
Reclassification to earnings of (gains) during the period	(4)	[1]			(4)
Gains (losses) on derivatives designated as cash flow hedges arising during the period	(1,722)	[2]				(1,722)
Reclassification to earnings/goodwill of (gains) losses on derivatives designated as cash flow hedges during the period (Note 12)	334	[3]				334
Unrealized gains (losses) on translation of net foreign operations	(1,498)						(1,498)
Unrealized gains (losses) on hedges of net foreign operations	262	[4]					262
Gains (losses) on remeasurement of pension and other employee future benefit plans	48	[5]						48
Gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	(89)	[7]							(89)
Net income attributable to non-controlling interest	2											2
Other			1
Balance at End of Period at Jul. 31, 2023	$ 74,194		$ 330	$ 44,500	$ (217)	$ (5,276)	$ 3,868	$ 933	$ 603	$ (89)	$ 74,173	$ 21	$ 6,958	$ 22,474

[1]	Net of income tax provision of $2 million, $7 million, $3 million for the three months ended, and $11 million, $11 million for the nine months ended, respectively.
[2]	Net of income tax (provision) recovery of $635 million, $49 million, $(208) million for the three months ended, and $367 million, $842 million for the nine months ended, respectively.
[3]	Net of income tax provision (recovery) of $(126) million, $7 million, $29 million for the three months ended, and $(223) million, $119 million for the nine months ended, respectively.
[4]	Net of income tax (provision) recovery of $(104) million, $67 million, $12 million for the three months ended, and $(96) million, $83 million for the nine months ended, respectively.
[5]	Net of income tax (provision) recovery of $(19) million, $(2) million, $35 million for the three months ended, and $(19) million, $(185) million for the nine months ended, respectively.
[6]	Net of income tax (provision) of na, na, na for the three months ended, and na, $nil million for the nine months ended, respectively.
[7]	Net of income tax (provision) recovery of $42 million, $(67) million, and $(152) million for the three months ended, and $114 million, $(370) million for the nine months ended, respectively.